Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments and Contingencies
The following table summarizes certain tax credit and certain equity investments:

(Dollars in millions)	Balance Sheet Location	Dec 31, 2023	Dec 31, 2022
Investments in affordable housing projects and other qualified tax credits:
Carrying amount	Other assets	$6,754	$5,869
Amount of future funding commitments included in carrying amount	Other liabilities	2,473	1,762
Lending exposure	Loans and leases for funded amounts	1,981	1,547
Renewable energy investments:
Carrying amount	Other assets	285	264
Amount of future funding commitments not included in carrying amount	NA	747	361
SBIC and certain other equity method investments:
Carrying amount	Other assets	758	596
Amount of future funding commitments not included in carrying amount	NA	589	532

Summary of Tax Credits and Amortization, Tax Credit Investment Activity
The following table presents a summary of tax credits and amortization expense associated with the Company’s tax credit investment activity. Activity related to the Company’s renewable energy investments was immaterial.

		Year Ended December 31,
(Dollars in millions)	Income Statement Location	2023	2022	2021
Tax credits:
Investments in affordable housing projects, other qualified tax credits, and other community development investments	Provision for income taxes	$624	$583	$580
Amortization and other changes in carrying amount:
Investments in affordable housing projects and other qualified tax credits(1)	Provision for income taxes	$586	$487	$472
Other community development investments(1)	Other noninterest income	11	81	86
(1)In the first quarter of 2023, the Company adopted the Investments in Tax Credit Structures accounting standard. As a result, amortization related to these tax credits started being recognized in the Provision for income taxes as of the adoption of this standard. This activity was previously recognized in Other income. Refer to “Note 1. Basis of Presentation” for additional information.

Schedule of Off-Balance Sheet
The following is a summary of selected notional amounts of off-balance sheet financial instruments:

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022
Commitments to extend, originate, or purchase credit and other commitments	$207,285	$216,838
Residential mortgage loans sold with recourse	173	200
CRE mortgages serviced for others covered by recourse provisions	9,661	9,955
Other loans serviced for others covered by recourse and other provisions	1,032	723
Letters of credit	6,239	6,030

Schedule of Variable Interest Entities	The following table provides a summary of the TRS transactions with VIE purchases. VIE assets include trading loans and bonds:

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022
Total return swaps:
VIE assets	$1,641	$1,830
Trading loans and bonds	1,572	1,790
VIE liabilities	50	163

Schedule of Pledged Assets	The following table provides the total carrying amount of pledged assets by asset type:

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022
Pledged securities	$41,270	$38,012
Pledged loans:
FRB	73,898	71,234
FHLB	67,748	68,988
Unused borrowing capacity:
FRB	55,252	49,250
FHLB	24,712	20,770